Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019			$ 14,659,496	$ (16,557,856)	$ (1,898,360)
Begining balance, shares at Dec. 31, 2019
Borrowings From Former Parent			417,349		417,349
Net loss for period				(606,451)	(606,451)
Ending balance, value at Dec. 31, 2020			15,076,845	(17,164,307)	(2,087,462)
Ending balance, shares at Dec. 31, 2020
Borrowings From Former Parent			89,518		89,518
Net loss for period				(175,963)	(175,963)
Ending balance, value at Mar. 31, 2021			15,166,363	(17,340,270)	(2,173,907)
Ending balance, shares at Mar. 31, 2021
Beginning balance, value at Dec. 31, 2020			15,076,845	(17,164,307)	(2,087,462)
Begining balance, shares at Dec. 31, 2020
Net loss for period				(845,843)	(845,843)
Issuance of Stock in Transaction		$ 23,495	(23,495)
Issuance of Stock in Transaction, shares	1,000	234,953,286
Issuance of Preferred Stock as part of reverse merger			(9,195,692)		(9,195,692)
Ending balance, value at Dec. 31, 2021		$ 23,495	5,857,658	(18,010,150)	(12,128,997)
Ending balance, shares at Dec. 31, 2021	1,000	234,953,286
Net loss for period				(264,723)	(264,723)
Ending balance, value at Mar. 31, 2022		$ 23,495	$ 5,857,658	$ (18,274,873)	$ (12,393,720)
Ending balance, shares at Mar. 31, 2022	1,000	234,953,286